Material Accounting Policy Information (Policies)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information [Abstract]
Adoption of New and Revised Standards	(a) New and amended IFRS Accounting Standards that are effective for the current year
The Group applied for the first time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2024 (unless otherwise stated). The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IFRS 16 Leases - Lease Liability in a Sale and Leaseback
The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require the seller-lessee to determine ‘lease payments’ or
‘revised lease payments’ such that the seller-lessee does not recognise a gain or loss that relates to the right-of-use retained by the seller-lessee, after the commencement date.
The amendments do not affect the gain or loss recognised by the seller-lessee relating to the partial or full termination of a lease. Without these new requirements, a seller-lessee may have recognised a gain on the right-of-use it retains solely because of a remeasurement of the lease liability
(for example, following a lease modification or change in the lease term) applying the general requirements in IFRS 16.
This could have been particularly the case in a leaseback that includes variable lease payments that are not dependent on an index or rate.
The amendments had no impact on the Group’s consolidated financial statements.
Amendments to IAS 1 Presentation of Financial Statements - Classification of Liabilities as Current or
Non-Current
The amendments to IAS 1 published in January 2020 (effective for annual periods beginning on or after 1 January 2024) affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expense, or the information disclosed about those items.
The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The amendments had no material impact on the Group's consolidated financial statements.
2        Adoption of New and Revised Standards continued
Amendments to IAS 1 Presentation of Financial Statements – Non-current Liabilities with Covenants
The amendments to IAS 1 issued in October 2022 (effective for annual periods beginning on or after 1 January 2024) specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least 12 months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).
The IASB also specifies that the right to defer settlement of a liability for at least 12 months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period.
However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within 12 months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within 12 months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.
The amendments had no material impact on the Group's consolidated financial statements.
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier
Finance Arrangements
The amendments add a disclosure objective to IAS 7 stating that an entity is required to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows. In addition, IFRS 7 was amended to add supplier finance arrangements as an example within the requirements to disclose information about an entity’s exposure to concentration of liquidity risk.
The amendments had no material impact on the Group's consolidated financial statements.
(b) New and revised IFRS Accounting Standards in issue, but not yet effective
At the date of authorisation of these financial statements, the Group has not applied the following new and revised IFRS Accounting Standards.
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates
The amendments to IAS 21 sets out the requirements to help entities to assess exchangeability between two currencies, and to determine the spot exchange rate, when exchangeability is lacking. An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose.
When a currency is not exchangeable into another currency, the spot exchange rate needs to be estimated. The objective in estimating the spot exchange rate at a measurement date is to determine the rate at which an orderly exchange transaction would take place at that date between market participants under prevailing economic conditions.
The amendments are applicable for annual periods beginning on or after 1 January 2025 with earlier adoption permitted.
These amendments are not expected to have a material impact on the Group's financial statements in future periods.
Amendments to IFRS 7 Financial Instruments: Disclosures and IFRS 9 Financial Instruments:
Classification and Measurement
In May 2024, the IASB issued amendments to IFRS 7 and IFRS 9 which include:
•A clarification on the derecognition requirements for financial assets and financial liabilities, including establishing a new accounting policy choice for derecognition of a financial liability when a payment is initiated by the reporting entity using an electronic payment system provided specific.
•Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance and similar features should be assessed.
•Clarifications on what constitute ‘non-recourse features’ and what are the characteristics of contractually linked instruments.
•The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income.
The amendments are effective for annual periods beginning on or after 1 January 2026 with earlier adoption permitted. The Group is currently assessing the impact of these amendments.
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements.
IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes.
In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, is effective for annual periods beginning on or after 1 January 2027 with earlier adoption permitted. IFRS 18 will apply retrospectively.
2        Adoption of New and Revised Standards continued
The application of IFRS 18 will have an impact on the Group’s consolidated financial statements in future periods. The assessment to identify all impacts the amendments will have on the consolidated financial statements is ongoing.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with
IFRS accounting standards.
IFRS 19 will become effective for annual periods beginning on or after 1 January 2027 with earlier adoption permitted.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.
Basis of accounting	The consolidated financial statements of the Group have been prepared on a historical cost basis, except for the revaluation of certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.
The principal accounting policies adopted are set out below.
Restatement	The Group restated the consolidated statement of financial position as at 31 December 2023 due to the correction of errors. The details of the corrections are outlined in note 36.
Basis of consolidation	The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to 31 December each year. Control is achieved when the Company:
•has the power over the investee;
•is exposed, or has rights, to variable return from its involvement with the investee; and
•has the ability to use its power to affect its returns.
The Company reassesses whether or not it controls an investee if the facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the date the Company gains control until the date when the Company ceases to control the subsidiary.
3        Material Accounting Policy Information continued
(d) Current versus non-current classification
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with the Group’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
Current versus non-current classification	The Group presents assets and liabilities in the statement of financial position based on current or non-current classification. An asset is current when it is:
•expected to be realised or intended to be sold or consumed in the normal operating cycle;
•held primarily for the purpose of trading; or
•expected to be realised within 12 months after the reporting period.
All other assets are classified as non-current.
A liability is current when:
•it is expected to be settled in the normal operating cycle;
•it is held primarily for the purpose of trading;
•it is due to be settled within 12 months after the reporting period; or
•The Group does not have the right at the end of the reporting period to defer settlement of the liability for at least 12 months after the reporting period.
The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
The Group classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Going concern	The Directors have assessed the going concern assumptions during the preparation of the Group’s consolidated financial statements. The Group believes that no events or conditions, including those related to recent macro-economic events give rise to doubt about the ability of the Group to continue operating for a period of at least 12 months from the date the financial statements were approved and authorised for issuance.  This conclusion is drawn based on the knowledge of the Group, and the estimated economic outlook and identified risks, which have been modelled to be included within several stress tests. The results of the stress tests highlighted that the Group has sufficient liquidity and capital to satisfy its regulatory requirements. The Group has sufficient cash and undrawn balances in its credit facilities. Therefore, the Group expects that it will be able to meet contractual and expected maturities and covenants. Consequently, it has been concluded that it is reasonable to continue to adopt the going concern basis of accounting in preparing these consolidated financial statements.

Business combinations	Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognised in the income statement as incurred and presented within other expenses.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognised at their fair values at the acquisition date, except that, where relevant:
•deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognised and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee
Benefits respectively;
•liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based arrangements of the acquiree are measured in accordance with IFRS 2 at the acquisition date;
and
•assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-
current Assets held for Sale and Discontinued Operations are measured in accordance with IFRS
5.
Goodwill arises on business combinations and represents the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired. Where the fair value of the
Group’s share of the identifiable assets, liabilities and contingent liabilities of the acquired business is greater than the cost of acquisition, the excess is recognised immediately in the income statement as a bargain purchase gain.
When the consideration transferred by the Group in a business combination includes contingent consideration, the contingent consideration is measured at its acquisition date fair value. Subsequent accounting for changes in the fair value of the contingent consideration depends on its classification.
Contingent consideration that is classified as equity is not subsequently remeasured and its settlement is accounted for within equity. Other contingent consideration is remeasured to fair value at subsequent reporting dates with changes in fair value recognised in the income statement.
Goodwill has an indefinite useful economic life and is measured at cost less any accumulated impairment losses. It is tested for impairment annually and whenever there is an indicator of impairment.
Where the carrying value exceeds the higher of the value in use or fair value less cost to sell, an impairment loss is recognised in the income statement.
3        Material Accounting Policy Information continued

Revenue recognition	The Group’s Revenue consists of:
Net commission and fee income
Sales and brokerage commissions are generated by internal brokers and introducing broker dealers when customers trade exchange traded derivatives, over-the-counter ('OTC') traded derivatives, fixed income securities and equity securities.
The Group is responsible for executing and clearing its customers’ purchases and sales and as such it acts as principal and commission income is recognised on a gross basis.
Commissions charged to customers on exchange traded derivatives and over-the-counter traded derivatives are recognised at a point in time on the trade date when a client order is cleared or executed
(i.e. when the performance obligation is satisfied). Commissions charged to customers on traded securities are sales-based commissions that are recognised at a point in time on the trade date. Sales based commissions are typically a fixed fee per security transaction and in certain instances, are based on a percentage of the transaction value.
Commission charged to customers on clearing transactions recoup clearing fees and other fee expenses incurred. Clearing fees earned represent the recharge of transaction-based fees charged by the various exchanges and clearing organisations at which the Group or one of its clearing brokers is a member for the purpose of executing and/or clearing trades through them. Clearing fees incurred are generally passed through to clients’ accounts and are reported gross as the Group maintains control over the clearing and execution services provided, maintains relationships with the exchanges or clearing brokers, and has ultimate discretion in whether the fees incurred are passed through to the clients and the rates at which they are passed through. As clearing fees charged are transactional based, they are recognised at a point in time on the trade date along with the related commission income when the client order is cleared or executed.
In connection with the execution and clearing of trades, the Group is required to pay fees to the executing brokers, exchanges, clearing organisations and banks. These fees are based on transaction volumes and recognised as commission and fee expense on the trade date. The Group also pays commissions to third party introducing brokers (individuals or organisations) that maintain relationships with clients and introduce them to the Group. Introducing brokers accept orders from clients whilst the Group provides the accounts, transaction, margining and reporting services, including money and securities from clients. Introducing brokers' commissions are determined monthly and presented in commission and fee expense in the income statement and settled quarterly. Commission and fee expenses are generally passed through to clients' accounts. No other costs related to the generation of commission income are included within commission and fee expense.
3        Material Accounting Policy Information continued
Net trading income
Net trading income includes realised and unrealised gains and losses derived from transactions in
OTC derivatives, exchange traded derivatives, equity instruments, stock borrowing and stock lending, reverse repurchase agreements, fixed income securities, and foreign exchange. These transactions are the result of trading activity, being managed at fair value. As such the resulting net trading income includes the gains and losses on transactions executed with clients and other counterparties, and where the Group enters into these transactions on its own account.
Net trading income also includes fair value movements on the following financial liabilities designated at fair value through profit or loss:
•Structured notes, are hybrid debt securities issued. Fair value movements, excluding those related to own credit risk and interest expense, are recorded in net trading income;
•Repurchase agreements and stock loans, held as part of the Group's trading book, are managed at fair value. The fair value movements, including the realised gain or loss on settlement, and the interest derived from the activity is recorded within net trading income.
In certain transactions, the transaction price of the financial instrument differs from the fair value calculated using valuation models. This difference is called day 1 profit or loss and is recognised immediately in the income statement in net trading income only when:
•the fair value determined using valuation models is based only on observable inputs;
•the fair value determined using valuation models is based on both observable and unobservable inputs but the impact of the unobservable inputs in the fair value is insignificant.
In all other cases, the financial instrument is initially recognised at the transaction price and the recognition of day 1 profit or loss is deferred and amortised through the term of the deal or to the date when unobservable inputs become observable (if sooner) unless specific factors relevant to the trade require a specific recognition pattern.
Net interest income
Interest income includes the interest earned on the cash and financial instruments balances held on behalf of the Group's clients as well as the Group's own cash balances and the interest earned from investments in reverse repurchase agreements and US Treasuries which are undertaken on the Group’s own behalf instead of the facilitation of the Group’s market making and opportunistic trading activities.
Interest income is calculated using the effective interest rate (‘EIR’) method. The effective interest rate is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument to the gross carrying amount of the financial asset (before adjusting for expected credit losses) or the amortised cost of the financial liability.
Interest expense includes interest paid to our clients on their balances and interest paid on debt securities issued and other drawn borrowings. Interest expense is calculated using the effective interest method. The interest expense component of the Group’s structured notes, designated at fair value through profit or loss is also presented in interest expense. This approach aligns with the way that the
Group manages the issued debt securities, as it considers the structured notes to be a source of liquidity and funding and therefore the interest flows are crucial to understanding the interest rate sensitivity of the
Group.
3        Material Accounting Policy Information continued
Net physical commodities income
The Group enters into contracts to purchase physical commodities for the purpose of selling in the near future (90 days on average) to generate a profit from the fluctuations in prices. In accordance with
IFRS 9, these contracts are recognised and measured at fair value, with the resulting fair value gains and losses included in net physical commodities income. Contracts to purchase and sell physical commodities are provisionally priced at the date that an initial invoice is issued. Provisionally priced contracts are contracts where the price of the contract is subject to adjustments resulting from these contracts being priced against a future quoted price after settlement of the underlying commodity. Provisionally priced payables and receivables are measured initially and subsequently at their fair value through profit and loss until settlement and are presented within trade payables in the trade and other payables and trade debtors in the trade and other receivables line item in the statement of financial position.

Tax	The tax expense represents the sum of the tax currently payable and deferred tax.
Current tax
The current tax payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The
Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.
A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
3        Material Accounting Policy Information continued
Deferred tax
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilised. Such assets and liabilities are not recognised if the temporary difference arises from the initial recognition of goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Deferred tax liabilities are recognised for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realised based on tax laws and rates that have been enacted or substantively enacted at the balance sheet date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the Group intends to settle its current tax assets and liabilities on a net basis or to realise the asset and settle the liability simultaneously.
3        Material Accounting Policy Information continued
Current tax and deferred tax for the year
Current and deferred tax are recognised in profit and loss, except when they relate to items that are recognised in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognised in other comprehensive income or directly in equity respectively, with the exception of the coupon on AT1 securities in respect of which the coupon is charged to equity but the related tax relief is taken to the income statement tax expense. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.
In determining whether uncertain tax positions exist, the Group assesses whether it is probable that a tax authority will accept the uncertain tax treatment applied or proposed to be applied in its income tax filings. The Group assesses for each uncertain tax treatment whether it should be considered independently or whether some tax treatments should be considered together based on what the Group believes provides a better prediction of the resolution of the uncertainty. The Group measures tax uncertainties using its best estimate of likely outcomes for which it relies on estimates and assumptions and may involve judgements about future events. Corporate activity as well as day to day operations may give rise to tax uncertainties. The Group has determined, with the benefit of opinions from external tax advisors and legal counsel, where appropriate, that it has provided for all tax liabilities that are probable to arise from such activities. New information may become available that causes the Group to change its judgement regarding the adequacy of existing tax liabilities. Such changes could result in incremental tax liabilities which could have a material effect on cash flows, financial condition and results of operations.
Where the final tax outcome of these matters is different from the amounts that were originally estimated such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

Impairment of non-financial assets	Impairment tests on goodwill and intangible assets with indefinite useful lives (such as brands) are undertaken annually and whenever there is an indicator of impairment. Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.
The impairment test is carried out on the asset’s cash generating unit (i.e. the smallest group of assets in which the asset belongs for which management measures separately identifiable cash flows).
Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash generating units, or otherwise, they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation can be identified.
The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-
tax discount rate that reflects current market assessments of the time value of money and risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Where the carrying value of an asset exceeds its recoverable amount an impairment loss is recognised in the income statement.
An impairment loss in respect of goodwill is not reversed. For non-financial assets other than goodwill, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.
3        Material Accounting Policy Information continued

Financial instruments	Initial recognition and measurement
Financial assets and financial liabilities are recognised in the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit and loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit and loss are recognised immediately in profit and loss.
Financial assets
All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the timeframe established by regulation or convention in the marketplace.
All recognised financial assets are subsequently measured in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.
Financial assets that meet both of the following conditions and have not been designated as at fair value through profit or loss (‘FVTPL’) are measured at amortised cost:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets that meet both of the following conditions and have not been designated as at
FVTPL are measured at fair value through other comprehensive income (‘FVTOCI’):
•the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortised cost or FVTOCI as described above are measured at FVTPL. This includes all derivative financial assets.
The Group may make the following irrevocable election and/or designation at initial recognition of a financial asset:
•the Group may irrevocably elect to present subsequent changes in fair value of an equity investment in other comprehensive income if certain criteria are met; and
•the Group may irrevocably designate a debt investment that meets the amortised cost or FVTOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.
The following accounting policies apply to the subsequent measurement of financial assets.
3        Material Accounting Policy Information continued
Amortised cost and effective interest rate method
The effective interest rate method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.
For financial instruments other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.
The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the EIR method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance.
On the contrary, the gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.
Interest income is recognised using the EIR method for debt instruments measured subsequently at amortised cost and at FVTOCI. For financial instruments other than purchased or originated credit-
impaired financial assets, interest income is calculated by applying the EIR to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired interest income is recognised by applying the EIR to the amortised cost of the financial asset.
Investments in debt instruments classified as amortised cost
Debt instruments classified as amortised cost are subsequently measured using the EIR method and are subject to impairment. Gains and losses are recognised in the income statement when the asset is derecognised, modified or impaired. The Group’s financial assets held at amortised cost include US treasury and agency bonds (classified as Treasury Instruments on the statement of financial position) and trade receivables.
Investments in equity designated as at FVTOCI
On initial recognition, the Group made an irrevocable election (on an instrument-by-instrument basis) to designate investments in equity instruments as at FVTOCI. Designation at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognised by an acquirer in a business combination to which IFRS 3 Business Combinations ("IFRS 3") applies.
A financial asset is held for trading if:
•it has been acquired principally for the purpose of selling it in the near term; or
•on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has evidence of a recent actual pattern of short-term profit taking; or
•it is a derivative (except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument).
Investments in equity instruments at FVTOCI are initially measured at fair value plus transaction costs and are presented as investments in the statement of financial position. Subsequently, they are measured at fair value with gains and losses arising from changes in fair value recognised in other comprehensive income and accumulated in the revaluation reserve. The cumulative gain or loss will not be reclassified to profit and loss on disposal of the equity investments; instead it will be transferred to retained earnings. The Group has designated all investments in equity instruments that are not held for trading as at FVTOCI on initial application of IFRS 9.
3        Material Accounting Policy Information continued
Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortised cost or FVTOCI are measured at FVTPL. Specifically:
•investments in equity instruments are classified as at FVTPL, unless the Group designates an equity investment that is neither held for trading nor a contingent consideration arising from a business combination as at FVTOCI on initial recognition; and,
•debt instruments that do not meet the amortised cost criteria are classified as FVTPL, such as the fixed income securities and reverse repurchase agreements which the Group holds to settle the trading and market making obligations of the Group.
For financial assets that are measured at FVTPL, either through the business model test or designation, interest income is recorded as a part of the changes in the fair value of the asset, and including other components is recorded within net trading income.  Investments in equity instruments remeasured at FVTPL include equity securities and derivative instruments which have equities as the underlier.
Impairment of financial assets
The Group recognises a loss allowance for expected credit losses ('ECL') on investments in debt instruments that are measured at amortised cost or at FVTOCI. No impairment loss is recognised for investments in equity instruments. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognises lifetime ECL for trade receivables. ECL are a probability‐weighted estimate of credit losses based on both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment and forward-looking expectation.
For all other financial instruments, the Group recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL. The assessment of whether lifetime ECL should be recognised is based on significant increases in the likelihood or risk of a default occurring since initial recognition instead of on evidence of a financial asset being credit-impaired at the reporting date or an actual default occurring. Lifetime ECL represents the ECL that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that is possible within 12 months after the reporting date.
3        Material Accounting Policy Information continued
Measurement and recognition of expected credit losses
At the reporting date, an allowance is required for the 12-month (Stage 1) ECL. If the credit risk has significantly increased since initial recognition (Stage 2), or if the financial instrument is credit-impaired
(Stage 3), an allowance (or provision) is recognised for the lifetime ECL.
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as indicated
above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date, less any collateral held.
For financial assets, the ECL is estimated as the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate.
The grouping is regularly reviewed by management to ensure the constituents of each group continue to share similar credit risk characteristics.
Where lifetime ECL is measured on a collective basis to cater for cases where evidence of significant increases in credit risk at the individual instrument level may not yet be available, the financial instruments are grouped on the following basis:
•nature of financial instruments; and
•external credit ratings where available.
If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime
ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month
ECL at the current reporting date.
The Group recognises an impairment gain or loss in profit and loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognised in other comprehensive income and accumulated in the revaluation reserve, and does not reduce the carrying amount in the statement of financial position.
Simplified approach
The Group adopts a simplified approach for trade receivables whereby allowances are always equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to historical credit losses experience adjusted for current and expected future economic conditions. When a trade receivable balance is more than 180 days past due, the Group further performs a qualitative review of the debtor analysing factors such as the debtor’s current financial position, past due days, cash collection history and internal credit ratings to determine whether the Group has reasonable and supportable information to apply a higher credit loss rate adjusted by forward-looking information.
3        Material Accounting Policy Information continued
Significant increases in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:
•an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating; and
•significant deterioration in external market indicators of credit risk for a particular financial instrument.
The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk, based on all of the following: (i) the financial instrument has a low risk of default in accordance with either internal or external credit ratings; (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term; and (iii) adverse changes in economic and business conditions in the long term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations. The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that each criterion is capable of identifying a significant increase in credit risk before the amount becomes past due.
Definition of default
The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that receivables and other assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of financial covenants by the counterparty; or
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group) or partially.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-
impaired includes observable data about the following events:
•significant financial difficulty of the issuer or the borrower;
•a breach of contract, such as default or past due event;
•it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation; or
•the disappearance of an active market for that financial asset because of financial difficulties.
3        Material Accounting Policy Information continued
Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no reasonable expectation of recovery, e.g. when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to collection activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit and loss.
Presentation of impairment
The Group recognises an impairment gain or loss in profit and loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account, except for investments in debt instruments that are measured at FVTOCI, for which the loss allowance is recognised in other comprehensive income and accumulated in the revaluation reserve, and does not reduce the carrying amount of the financial asset in the statement of financial position.
Provision for credit losses related to trade and other receivables, including settlement balances and deposits paid for securities borrowed are presented on the face of the income statement.
Derecognition of financial assets
The Group derecognises a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognises its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognise the financial asset and also recognises a collateralised borrowing for the proceeds received.
On derecognition of a financial asset measured at amortised cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in the income statement. In addition, on derecognition of an investment in a debt instrument classified as at
FVTOCI, the cumulative gain or loss previously accumulated in the revaluation reserve is reclassified to the income statement. In contrast, on derecognition of an investment in equity instrument which the
Group has elected on initial recognition to measure at FVTOCI, the cumulative gain or loss previously accumulated in the revaluation reserve is not reclassified to the income statement but is transferred to retained earnings.
Financial liabilities
All financial liabilities are measured subsequently at amortised cost using the effective interest rate method or at FVTPL.
Financial liabilities that arise when a transfer of a financial asset does not qualify for derecognition or when the continuing involvement approach applies and financial guarantee contracts issued by the
Group, are measured in accordance with the specific accounting policies set out below.
Financial liabilities at FVTPL
Financial liabilities are classified as at FVTPL when the financial liability is (i) contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies, (ii) held for trading or (iii) designated as at FVTPL.
3        Material Accounting Policy Information continued
A financial liability is classified as held for trading if:
•it has been acquired principally for the purpose of repurchasing it in the near term; or
•on initial recognition it is part of a portfolio of identified financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or
•it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.
A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if:
•such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or
•the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or
•it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated at FVTPL.
Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognised in the income statement to the extent that they are not part of a designated hedging relationship. The interest expense on structured notes designated at FVTPL is recognised in interest expense based on the implied variable market interest rate. The fair value associated with the remaining underlying risk is recognised in net trading income.
In respect of financial liabilities that are designated as at FVTPL (i.e. structured notes issued, repurchase agreements and stock lending), the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognised in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the income statement. The remaining amount of change in the fair value of the liability is recognised in the income statement. Changes in the fair value attributable to a financial liability’s credit risk that are recognised in other comprehensive income are not subsequently reclassified to the income statement. Instead, they are transferred to retained earnings upon derecognition of the financial liability.
Financial liabilities measured at amortised cost
Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or (iii) designated at FVTPL, are measured subsequently at amortised cost using the effective interest rate method.
3        Material Accounting Policy Information continued
Derecognition of financial liabilities
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable is recognised in the income statement.
When the Group exchanges with the existing lender one debt instrument into another one with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly the Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. The terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate, is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (i) the carrying amount of the liability before the modification; and (ii) the present value of the cash flows after modification should be recognised in the income statement as the modification gain or loss.
Offsetting of financial assets and liabilities
Financial assets and liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention and ability to settle on a net basis, or to realise the assets and liabilities simultaneously.
The financial assets and liabilities which met the requirements for offsetting have been presented in note 31(d).
Derivative instruments
The Group uses derivative financial instruments, such as forward currency contracts, OTC precious and base metal contracts, agriculture contracts, energy contracts and equities. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
This includes embedded derivatives in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet  the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognised in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
The Group utilises the services of a prime broker to enter into derivative contracts that are used to hedge its structured notes issuance business. The agreement provides for net settlement of daily margin calls and in addition, should there be a default event, this would also be settled on a net basis. On this basis the Group has determined that the balance representing cash held at the prime broker and various derivative instruments should be shown within ‘Derivative Assets’ in the statement of financial position.
3        Material Accounting Policy Information continued
Issued debt and equity instruments
The Group applies IAS 32 Financial Instruments: Presentation to determine whether an instrument is either a financial liability (debt) or equity. Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Group having an unconditional obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised
(other than for AT1 securities) when approved for payment by the Board of Directors and treated as a deduction from equity. Distributions paid to holders of AT1 securities are shown as dividends and are treated as a deduction from equity.
Debt securities are the Group's issued debt instruments which are comprised of hybrid financial instruments and vanilla debt instrument. Structured notes issued are hybrid financial instruments and are composed of debt components and embedded derivatives and are designated as FVTPL. Changes in fair value are recognised within net trading income except for changes related to the Group’s own credit risk which are recognised in other comprehensive income and interest related to the hybrid debt securities is presented within interest expense. Vanilla debt instruments are presented within debt securities in line with their maturity profile and have no other embedded or linked instruments. The Group presents the hedged interest expense related to vanilla debt instruments through interest expense.
Inventories	The Group applies the broker-dealer exemption to its inventories stated in paragraph 3 of IAS 2,
Inventories. The Group has physical holdings of commodities held for trading purposes. These are measured at fair value less costs to sell and relate to the recycled metals trading division. The cost of such inventories including the changes in their fair value is recognised within "Net physical commodities income" in the Consolidated Income Statement.
The Group holds cryptocurrencies, both for its own account in order to generate a return, and to complement its cryptocurrency client offerings. The Group does not act as a custodian for crypto and, other than in limited circumstances, does not allow clients to provide crypto as security for client activity.
The Group holds these cryptocurrencies in either a hot wallet at Fireblocks (kept online) or in cold storage at a crypto custodian (kept offline). The Group classifies cryptocurrency holdings as inventories on the statement of financial position measured at fair value less costs to sell.
The Group has holdings of carbon emission certificates held for trading purposes. These are held at fair value less costs to sell. The cost of such inventories including the changes in their fair value is recognised within "Net trading income' in the Consolidated income statement.
Physical commodity contracts	The Group trades in physical commodity contracts for the purposes of trading. As such, these contracts meet the definition of a derivative financial instrument and therefore where outstanding at year end are recorded at fair value on the statement of financial position with changes in fair value reflected within net physical commodities income.
3        Material Accounting Policy Information continued

Hedge accounting	Cash flow hedges
The Group designates certain derivatives as hedging instruments in respect of the foreign currency risk exposure that arises from firm commitments and the interest rate exposure resulting from customer balances being placed on deposit in interest bearings accounts over the short term. These hedge relationships are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and at each reporting date or on a significant change in circumstances, the Group documents whether the hedging instrument is highly effective in offsetting changes in the cash flows of the hedged item.
The effective portion of changes in the fair value of foreign currency forward contracts and interest rate swaps that are designated and qualify as cash flow hedges is recognised in other comprehensive income and accumulated in the cash flow hedge reserve. The gain or loss relating to the ineffective portion, if any, would be recognised immediately in profit or loss.
Amounts previously recognised in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item is recognised in profit or loss, in the same line of the income statement as the recognised hedged item.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Any gain or loss recognised in other comprehensive income at that time is accumulated in equity and is recognised when the forecast transaction is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in profit or loss.
Fair value hedges
The Group designates certain derivatives as hedging instruments in respect of the fair value of the fixed rate issuance of debt, in particular the EMTN and Senior Note issuances. The changes in the fair value of a hedging instrument is recognised in the statement of profit or loss as interest expense. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognised in the income statement as interest expense.
For fair value hedges relating to items carried at amortised cost, any adjustments to carrying value are amortised through the interest expense over the remaining term of the hedge using the EIR method.
The EIR amortisation may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognised, the unamortised fair value is recognised immediately as interest expense in the profit and loss.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting.
3        Material Accounting Policy Information continued

Reverse repurchase agreements, repurchase agreements, stock borrowing and stock lending	Fair value through profit or loss
The Group purchases debt securities under agreements to resell (a reverse repurchase agreement
– ‘reverse repo’), debt securities sold under agreements to repurchase (a repurchase agreement - ‘repo’), stock borrowing transactions, and stock lending transactions to meet counterparty needs under matched book principal strategies managed at fair value, to facilitate market making and trading activities. It is the
Group’s policy to receive or pledge cash or securities (non-cash collateral) to collateralise such agreements and transactions in accordance with contractual arrangements. The Group monitors the fair value of its collateral daily, requiring counterparties to deposit additional collateral or return collateral pledged.
Reverse repo and stock borrowing transactions are managed within a trading model and as a result they are measured at fair value through profit or loss. Repo and stock lending transactions have been designated as financial liabilities at fair value through profit and loss during 2024 to reflect the fact that both assets and liabilities are managed together and therefore better reflects the economic reality, and avoids a valuation mismatch.
The Group records the income statement impact of these reverse repo, repo, stock borrowing and stock lending activities (collectively referred to as the securities financing business) as net trading income owing to the nature of the activity undertaken. The desks and the underlying securities are managed on a fair value basis, with spreads being earned dependent upon the underlying collateral, representing the net results of the securities financing business. Net trading income includes the realised transactional purchases and sales as well as any residual interest income and expense arising from these structures.
Any non-cash collateral received is not included on the balance sheet as the Group does not acquire the risk and rewards of ownership, however they are recorded off-balance sheet as collateral received. Cash consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost unless it is mandatorily classified as fair value through profit or loss. Whereas the securities and stock are retained on the balance sheet as the Group retains substantially all the risk and rewards of ownership and these securities and stock are disclosed as pledged collateral. Cash consideration received (or cash collateral received) is accounted for as a financial liability at amortised cost unless it is irrevocably designated at fair value through profit or loss at initial recognition.
Amortised cost
The Group also enters into reverse repo, repo, stock borrowing and stock lending transactions for its own purposes such as investment of excess cash or raising funding (also referred to as ‘for needs’
funding).
•Investment of excess cash to generate a return - The business model is different to the market making activity above, and therefore the management of the Group’s excess cash are accounted for under the held to collect business model as financial assets at amortised cost with the income being recorded through interest income.
•‘for needs’ funding - This funding activity is separate and distinct from the market making activity referred to above. The resulting financial liabilities are measured at amortised cost with the expense being recorded through interest expense.
The treatment of the non-cash collateral received or pledged remains the same regardless of the business model.
3        Material Accounting Policy Information continued

Cash and cash equivalents	The Group considers cash held at banks and all highly liquid investments not held for trading purposes, with original or acquired maturities of 90 days or less, including certificates of deposit, to be cash and cash equivalents. Cash and cash equivalents not deposited with or pledged to broker-dealers, clearing organisations, counterparties or segregated under federal or other regulations is recognised on the statement of financial position.
Pursuant to the requirements of the Commodity Exchange Act and Commission Regulation 30.7 of
the U.S. Commodity Futures Trading Commission (‘CFTC’) in the U.S. the Markets in Financial
Instruments Implementing Directive 2006/73/EC underpinning the Client Asset (‘CASS’) rules in the
Financial Conduct Authority (‘FCA’) handbook in the U.K. and the Securities & Futures Act in Singapore,
funds deposited by clients relating to futures and options on futures contracts in regulated commodities must be carried in separate accounts, which are designated as segregated or secured client accounts
(which are off-balance sheet). Additionally, in accordance with rule 15c3-3 of the Securities Exchange Act of 1934, the Group maintains separate accounts for the exclusive benefit of securities clients and proprietary accounts of broker dealers. Rule 15c3-3 requires the Group to maintain special reserve bank accounts for the exclusive benefit of securities clients and the proprietary accounts of broker dealers. The deposits in segregated client accounts and the special reserve bank accounts are not commingled with
Group funds. Under the FCA's rules certain categories of clients may choose to opt-out of segregation.

Share-based payments	The Group operates various share-based compensation schemes.
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions. Details regarding the determination of the fair value of equity-
settled share-based transactions are set out in note 35. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line basis over the vesting period, based on the Group's estimate of the number of equity instruments that will eventually vest.
The expense is recognised in compensation and benefits, together with a corresponding increase in equity. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision on the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
For cash-settled share-based payments, a liability is recognised for the goods or services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is remeasured, with any changes in fair value recognised in the income statement for the year.
3        Material Accounting Policy Information continued

Leases	The Group assesses whether a contract is or contains a lease at inception of the contract. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group as lessee
The Group applies a single recognition and measurement approach for all leases. The Group does not apply the practical expedient in IFRS 16 for short-term leases and leases of low-value assets. The
Group recognises lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Group recognises right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are subsequently measured at cost less accumulated depreciation where the depreciation is calculated on a straight-line basis.
The right-of-use assets are presented as a separate line in the consolidated statement of financial position. The Group applies IAS 36 to determine whether a right-of-use asset is impaired.
Lease liabilities
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (less any lease incentives receivable), variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
The lease liabilities are presented as a separate line in the consolidated statement of financial position.
3        Material Accounting Policy Information continued

Trade and other receivables	Trade debtors
Trade debtors are financial assets, consisting of two types. The first are financial assets measured at amortised cost such as invoiced commissions and amounts receivable for securities sold but not yet delivered by the Group. The second type are transactions which qualify as financial assets measured at fair value through profit or loss, such as the provisionally priced invoices on physical commodity sales and the Group’s trade facilitation invoices which the Group has funded.
Amounts due from exchanges, clearing houses and other counterparties
Amounts due from exchanges, clearing houses and other counterparties includes cash deposits to meet margin requirements. The margin requirements comprise of both initial and daily variation margin to secure futures, options and over-the-counter products pertaining to the Group’s membership of the exchanges and the legal agreements with the clearing houses and other counterparties. Where the deposit of cash constitutes settlement, the amounts receivable from the exchanges, clearing houses and other counterparties constitute cash receivable. There are exchanges where the deposit of cash does not constitute the settlement of the outstanding position, and when this is the case and where applicable the balance against these exchanges, clearing houses and other counterparties are reported net reflecting the initial margin and cash collateral being offset against the unrealised transactions.
Amounts receivable from clients
Receivables from clients include the total net deficits related to client activity in exchange-traded futures, options and OTC derivative trading accounts. Client deficits arise from realised and unrealised trading losses as well as any margin transactions. Client deficit accounts are reported gross of client accounts that contain net credit or positive balances, except where a right of offset exists, or where the agreement with the client is operated under a title transfer collateral agreement (TTCA). Where clients operate under TTCA agreements, this represents a single legal agreement, and in particular where these clients are provided clearing services by the Group, each client is accounted for as a single unit of account. Regardless of whether the amounts receivable from clients is a single unit of account or whether they represent part of a gross position, the income from clients is mainly reported through commission income with interest being earned on client deficits and interest being paid to clients on excess cash on deposit. Where clients are accounted for as a single unit of account, the net interest income or expense from the excess cash placed with the Group or owing to the Group from any margin financing will be recorded net within interest income or interest expense
Default funds and deposits
Default funds and deposits balances with exchanges represent credit risk protection for the members of exchange, whereby a certain amount of cash is placed on deposit representing the members’
activities and the volatility in the prices of the exchange-traded commodities. These cash deposits are measured at amortised cost.
Loans receivable
Loans receivable mainly constitute loans made to counterparties outside of the Group such as clients and other counterparties. These loans are measured initially at fair value and are subsequently accounted for at amortised cost. The interest income from these loan assets is recorded within interest income and calculated and recognised on an effective interest rate method.
3        Material Accounting Policy Information continued
Other debtors
Other debtors mainly consist of interest receivable from banks on cash deposits which is accrued for in line with payment expectations on average balances and using agreed upon rates. Additionally other debtors include sign-on bonuses which are amortised over the contractual period.

Trade and other payables	Trade payables
Trade payables are financial liabilities comprised of two types. The first are financial liabilities measured at amortised cost such as amounts payable for securities delivered but not yet paid. The second type are transactions which qualify as financial liabilities measured at fair value through profit or loss, such as provisionally priced invoices on physical commodity contracts.
Amount due to exchanges, clearing houses and other counterparties
Amounts due to exchanges, clearing houses and other counterparties include cash amounts payable to exchanges where the Group is required to meet margin requirements, either initial or daily variation margin. These margin requirements are there to secure futures, options and other over-the-
counter products, including forwards. These amounts represent financial liabilities that are recorded at amortised cost.
Amounts payable to clients
The Group’s relationships with its clients are governed by the legal agreements that are signed between the parties. The amounts due to other counterparties specifically addresses the cash received from clients for Clearing and Prime Brokerage activity under these legal agreements. The legal agreements underpin the various different components of a balance with the client; ranging from cash, to realised and unrealised gains or losses on futures and options, to margin financing. As they are governed by a single legal agreement, they will be accounted for as a single unit of account. As financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held-for-trading, or
(iii) designated at FVTPL, the single unit of account is initially recorded at fair value but then remeasured at amortised cost. The one exception being the amounts due to clients which relate to the settlement of contracts at the London Metal Exchange (‘LME’), where the Group is subject to the settlement and margining requirements of LME Clear. Where clients are requesting to clear LME forward contracts, these contracts do not settle until the prompt date and cannot be said to settle daily. Any outstanding LME forwards cleared by the Group will be treated as an amount due to clients constituting a hybrid instrument which comprises of cash for initial margin, cash collateral and the outstanding forward which will settle in the future. As a hybrid instrument, the entire instrument will be categorised as a financial liability held at
FVTPL.
Amounts payable to clients include the total of excess pertaining to client activity in exchange traded futures, options and OTC derivative trading accounts. Client excesses arise from realised and unrealised trading losses as well as any margin transactions. Client excess accounts are reported gross of client accounts that contain net debit or negative balances, except where a right of offset exists, or where the agreement with the client is operated under a title transfer collateral agreement (TTCA). Clients which operate under TTCA agreements represent a single legal agreement, and in particular where these clients are provided clearing services by the Group, each client is accounted for as a single unit of account, within amounts receivable from clients measured at amortised cost, except as above when the client activity relates to outstanding LME forwards.